SCHEDULE OF DISAGGREGATION REVENUES (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Product Information [Line Items]
Net revenues	$ 24,914,618	$ 18,918,847	$ 21,146,463
Sales Of Specialized Oil field Equipment [Member]
Product Information [Line Items]
Net revenues	11,952,061	8,877,804	13,919,600
Sales Of Specialized Oil field Vehicles [Member]
Product Information [Line Items]
Net revenues	10,909,211	5,406,586	6,361,812
Service Income From Automation Solutions [Member]
Product Information [Line Items]
Net revenues	1,762,092	1,763,018	271,462
Service, Other [Member]
Product Information [Line Items]
Net revenues	$ 291,254	$ 2,871,439	$ 593,589